Pension arrangements	6 Months Ended
Dec. 31, 2020
Pension arrangements
Pension arrangements

27         Pension arrangements

The Group participates in the Football League Pension and Life Assurance Scheme (‘the Scheme’). The Scheme is a funded multi‑employer defined benefit scheme, with 92 participating employers, and where members may have periods of service attributable to several participating employers. The Group is unable to identify its share of the assets and liabilities of the Scheme and therefore accounts for its contributions as if they were paid to a defined contribution scheme. The Group has received confirmation that the assets and liabilities of the Scheme cannot be split between the participating employers. The Group is advised only of the additional contributions it is required to pay to make good the deficit. These contributions could increase in the future if one or more of the participating employers exits the Scheme.

The last triennial actuarial valuation of the Scheme was carried out at 31 August 2017 where the total deficit on the ongoing valuation basis was £30.4 million. The accrual of benefits ceased within the Scheme on 31 August 1999, therefore there are no contributions relating to current accrual. The Group pays monthly contributions based on a notional split of the total expenses and deficit contributions of the Scheme.

The Group currently pays total contributions of £506,000 per annum and this amount will increase by 5% per annum from September 2021. Based on the existing actuarial valuation assumptions, this will be sufficient to pay off the deficit by 31 October 2023.

As of 31 December 2020, the present value of the Group’s outstanding contributions (i.e. its future liability) is £1,503,000. This amounts to £502,000 (30 June 2020:  £488,000; 31 December 2019: £474,000) due within one year and £1,001,000 (30 June 2020:  £1,257,000; 31 December 2019: £1,503,000) due after more than one year and is included within other payables.

Contributions are also made to defined contribution pension arrangements and are charged to the statement of profit or loss in the period in which they become payable.